INVESTMENTS IN ASSOCIATES - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021
Disclosure of Associates and Joint Ventures [Line Items]
Acquisition-related costs for transaction		$ 105
AusNet Services Ltd
Disclosure of Associates and Joint Ventures [Line Items]
Effective Ownership Interest (%)	8.00%
Consideration transferred, acquisition-date fair value	$ 455